UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               FORM 13F COVER PAGE

                    Report for the Calendar Year or Quarter Ended: 9/28/2007 Check here if Amendment [ ]; Amendment Number:

                          This  Amendment (check only one.):

                               [  ]   is a restatement.
                               [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  STRALEM & COMPANY, INC.
       --------------------------
Address:  645 Madison Avenue, New York, New York 10022
         ----------------------------------------------------

Form 13F File Number:  028-05653
                       ---------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Reporting  Manager:


Name:  Philippe E. Baumann
       ----------------------
Title:  Executive Vice President
        --------------------------
Phone:  212-888-8123
        ------------
Signature, Place, and Date of Signing:

/s/  Philippe E. Baumann
---------------------------
New York, New York
October 16, 2007

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:           0
                                             -

Form 13F Information Table Entry  Total:     39
                                             --
Form 13F Information Table Value Total:    $1,872,992 (In Thousands)
                                           -------------------------
List  of  Other  Included  Managers:
     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
No.     NONE


                                                    STRALEM & COMPANY, INC
                                                          13F REPORT
                                                       AS OF 9/28/2007


ITEM 1:                  ITEM 2:       ITEM 3:  ITEM 4:       ITEM 5:             ITEM 6:            ITEM 7        ITEM 8
                                                                           INVESTMENT DISCRETION              VOTING AUTORITY
                                                                                                                  (SHARES)
                         TITLE                  FAIR                       (a)      (b)      (c)
                          OF                    MARKET      SHARES OF            SHARED-AS  SHARED-  OTHER    (a)   (b)   (c)
NAME OF ISSUER           CLASS       CUSIP NO.  VALUE (IN   PRINCIPAL      SOLE  DEFINED IN  OTHER   MANAGERS SOLE SHARED NONE
                                                THOUSANDS)  AMOUNT                INSTR. V
ABBOTT LABS           Common Stocks  002824100   48,552      905,490      905,490    0         0            865,590  0  39,900
ALTRIA GROUP INC      Common Stocks  02209S103   54,427      782,778      782,778    0         0            751,412  0  31,366
AMER INTL GROUP       Common Stocks  026874107   59,897      885,390      885,390    0         0            845,490  0  39,900
APPLERA CORP
  APPLIED BIOS        Common Stocks  038020103      416       12,000       12,000    0         0             12,000  0       0
AT & T INC            Common Stocks  00206R102    2,310       54,596       54,596    0         0             30,496  0  24,100
AUTOMATIC DATA
  PROCESSING INC      Common Stocks  053015103    1,796       39,100       39,100    0         0             36,500  0   2,600
BERKSHIRE HATHAWAY/B  Common Stocks  084670207      593          150          150    0         0                150  0       0
CATERPILLAR INC       Common Stocks  149123101   65,783      838,750      838,750    0         0            801,350  0  37,400
CHEVRON CORPORATION   Common Stocks  166764100   75,771      809,691      809,691    0         0            774,091  0  35,600
CISCO SYSTEMS         Common Stocks  17275R102   63,078    1,903,965    1,903,965    0         0          1,821,565  0  82,400
CONSOL EDISON         Common Stocks  209115104   61,080    1,319,216    1,319,216    0         0          1,264,250  0  54,966
DANAHER CORP          Common Stocks  235851102   67,045      810,600      810,600    0         0            776,200  0  34,400
DEVON ENERGY
  CORPORATION         Common Stocks  25179M103   71,411      858,310      858,310    0         0            821,410  0  36,900
DUKE ENERGY CORP      Common Stocks  26441C105   62,756    3,357,750    3,357,750    0         0          3,213,250  0 144,500
EASTMAN CHEMICAL
  COMPANY             Common Stocks  277432100   64,114      960,800      960,800    0         0            918,600  0  42,200
EMERSON ELECTRIC CO   Common Stocks  291011104   72,808    1,368,050    1,368,050    0         0          1,309,650  0  58,400
GENERAL ELECTRIC      Common Stocks  369604103      323        7,800        7,800    0         0              7,800  0       0
HEWLETT-PACKARD       Common Stocks  428236103   47,373      951,450      951,450    0         0            908,750  0  42,700
INGERSOLL-RAND
  CO CL A             Common Stocks  G4776G101   72,175    1,325,050    1,325,050    0         0          1,262,750  0  62,300
INTEL CORPORATION     Common Stocks  458140100   27,997    1,082,629    1,082,629    0         0          1,035,729  0  46,900
L3 COMMUNICATIONS
  HOLDINGS            Common Stocks  502424104   69,966      685,000      685,000    0         0            654,300  0  30,700
LILLY ELI & CO        Common Stocks  532457108   47,195      829,000      829,000    0         0            792,600  0  36,400
LOEWS CORP            Common Stocks  540424108   69,114    1,429,450    1,429,450    0         0          1,364,350  0  65,100
MCDONALD'S CORP       Common Stocks  580135101   75,118    1,379,074    1,379,074    0         0          1,317,474  0  61,600
MEDTRONIC             Common Stocks  585055106   23,208      411,414.64   411,414.64 0         0         392,748.64  0  18,666
MICROSOFT CORP        Common Stocks  594918104   47,037    1,596,626    1,596,626    0         0          1,527,126  0  69,500
OCCIDENTAL PETR       Common Stocks  674599105   81,153    1,266,434    1,266,434    0         0          1,210,370  0  56,064
PFIZER INC            Common Stocks  717081103   49,848    2,040,429    2,040,429    0         0          1,987,063  0  53,366
PINNACLE WEST CAPITAL Common Stocks  723484101   56,387    1,427,150    1,427,150    0         0          1,369,350  0  57,800
PROCTER & GAMBLE      Common Stocks  742718109      703       10,000       10,000    0         0             10,000  0       0
PROGRESS ENERGY INC   Common Stocks  743263105   61,491    1,312,516    1,312,516    0         0          1,257,450  0  55,066
SOUTHERN CO           Common Stocks  842587107   63,469    1,749,425    1,749,425    0         0          1,676,825  0  72,600
TEXAS INSTRUMENTS INC Common Stocks  882508104   27,128      741,400      741,400    0         0            708,400  0  33,000
UNITED HEALTH
  GROUP INC           Common Stocks  91324P102   54,412    1,123,510    1,123,510    0         0          1,075,210  0  48,300
VERIZON
  COMMUNICATIONS      Common Stocks  92343V104   73,040    1,649,500    1,649,500    0         0          1,578,000  0  71,500
WAL-MART STORES       Common Stocks  931142103      454       10,400       10,400    0         0             10,400  0       0
WHIRLPOOL CORP        Common Stocks  963320106   58,720      659,032      659,032    0         0            629,200  0  29,832
XTO ENERGY INC        Common Stocks  98385X106   73,206    1,183,800    1,183,800    0         0          1,131,500  0  52,300
ZIMMER HOLDINGS
  INC-W/I             Common Stocks  98956P102   21,641      267,200      267,200    0         0            255,600  0  11,600

COLUMN TOTALS                                 1,872,992
